Intangible assets (Tables)	6 Months Ended
Jun. 30, 2025
Intangible assets
Schedule of intangible assets

	Service
Year ended December 31, 2024	agreement	Total
Opening net book amount	—	—
Additions	182,348	182,348
Depreciation charge	(182,348)	(182,348)
Closing net book amount	—	—

	Service
As of December 31, 2024	agreement	Total
Cost	182,348	182,348
Accumulated depreciation	(182,348)	(182,348)
Net book value	—	—